segment information (Tables)	12 Months Ended
Dec. 31, 2017
segment information
Reconciliation of revenue and income before income taxes by segment

Years ended December 31	Wireless		Wireline		Eliminations		Consolidated
(millions)	2017	2016	2017	2016	2017	2016	2017	2016
Operating revenues
External revenues
Service	$6,994	$6,569	$5,484	$5,431	$—	$—	$12,478	$12,000
Equipment	505	509	219	216	—	—	724	725

Revenues arising from contracts with customers	7,499	7,078	5,703	5,647	—	—	13,202	12,725
Other operating income	36	37	66	37	—	—	102	74

	7,535	7,115	5,769	5,684	—	—	13,304	12,799
Intersegment revenues	43	58	206	194	(249)	(252)	—	—

	$7,578	$7,173	$5,975	$5,878	$(249)	$(252)	$13,304	$12,799

EBITDA 1 contribution	$3,099	$2,906	$1,675	$1,323	$—	$—	$4,774	$4,229

CAPEX, excluding spectrum licences 2	$978	$982	$2,116	$1,986	$—	$—	$3,094	$2,968

Operating revenues — external (above)	$13,304	$12,799
Goods and services purchased	5,935	5,631
Employee benefits expense	2,595	2,939

EBITDA (above)	4,774	4,229
Depreciation	1,617	1,564
Amortization	552	483

Operating income	2,605	2,182
Financing costs	573	520

Income before income taxes	$2,032	$1,662

(1)

Earnings before interest, income taxes, depreciation and amortization (EBITDA) does not have any standardized meaning prescribed by IFRS-IASB and is therefore unlikely to be comparable to similar measures presented by other issuers; we define EBITDA as operating revenues less goods and services purchased and employee benefits expense. We have issued guidance on, and report, EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized in measuring compliance with certain debt covenants.

(2)

Total capital expenditures (CAPEX); see Note 31(a) for a reconciliation of capital expenditures, excluding spectrum licences to cash payments for capital assets, excluding spectrum licences reported in the Consolidated statements of cash flows.